SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment  [ X ]:  Amendment Number:
This Amendment  (Check only one);    [ X ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			October 5, 2004
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	2

Form 13F Information Table Value Total:	5,645
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------

Omnicom Group, Inc   Common         681919106      14        200   SOLE   	            0		    200
Omnicare Inc	     Common	    681904108   5,631    198,550   SOLE		      136,175 	         62,375


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